Revenues - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Current Assets [Member]
Revenue, Major Customer [Line Items]
Capitalized Contract Cost, Net	$ 302,773	$ 240,002
Voyage Charter Revenues [Member]
Revenue, Major Customer [Line Items]
Revenues	7,000,000	19,200,000	$ 900,000
Revenue, Remaining Performance Obligation, Amount	6,700,000	15,000,000
Receivables net current	$ 12,600,000	$ 6,100,000